Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 3,737,259	$ 1,931,068	$ 11,754,558
Inventory	265,878	441,404	304,266
Account receivable	860,724	647,530	695,319
Prepaid expenses and deposits	909,521	814,114	617,302
Investment in affiliates	3,231,123	2,917,373	2,908,300
Total current assets	9,004,505	6,751,489	16,279,745
Right of use assets	603,918	643,977	797,311
Intangible assets, net	273,312	291,533	364,417
Intellectual property			375,000
Goodwill	941,937	941,937	941,937
Fixed assets, net	82,941	61,827	109,055
Total assets	10,906,613	8,690,763	18,867,465
Liabilities and Shareholders’ Equity
Accounts Payable	1,817,116	1,927,188	1,242,928
Convertible notes, net of discounts	2,000,000	2,000,000
Current portion of lease liability	185,850	164,170	118,102
Accrued liabilities	585,042	366,619	160,508
Covid - 19 SBA Loan		47,533	47,547
Total current Liabilities	4,637,424	4,505,510	1,569,085
Long-term portion lease liability	461,094	519,659	695,961
Total liabilities	5,098,518	5,025,169	2,265,046
Common stock, $.001 par value, 100,000,000 shares authorized, of which 26,654,675 and 22,338,888 shares issued and outstanding as of March 31, 2023 and December 31, 2022	26,655	22,339	24,046
Additional paid-in capital	57,210,288	53,763,929	51,668,019
Common stock payable		477,000	285,000
Accumulated deficits	(51,905,848)	(50,597,674)	(35,374,646)
Total Shareholders’ Equity	5,808,095	3,665,594	16,602,419
Total Liabilities and Shareholders’ Equity	10,906,613	8,690,763	$ 18,867,465
Covid - 19 SBA Loan	49,416	47,533
Preferred stock, $0.001 par value, 100,000 shares authorized of which none are issued and outstanding
Common stock payable	$ 477,000	$ 477,000